  YieldMax XOM Option Income Strategy ETF

   Schedule of Investments

  July 31, 2026 (Unaudited)

PURCHASED OPTIONS - 6.6%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 6.6%
ExxonMobil Holdings Corp., Expiration: 8/7/2026; Exercise Price: $155.00	$39,481,760	2,540	$750,570
ExxonMobil Holdings Corp., Expiration: 8/21/2026; Exercise Price: $150.01	39,481,760	2,540	1,827,682
			2,578,252

TOTAL PURCHASED OPTIONS (Cost $2,364,592)			2,578,252

SHORT-TERM INVESTMENTS - 96.7%
Money Market Funds - 2.0%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		774,445	774,445

U.S. Treasury Bills - 94.7%		Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)		$4,714,000	4,712,588
U.S. Treasury Bill, 9/3/2026, 3.35%(f)		14,787,000	14,741,033
U.S. Treasury Bill, 10/15/2026, 3.60%(f)		7,071,000	7,018,342
U.S. Treasury Bill, 12/10/2026, 3.77%(f)		7,113,000	7,017,228
U.S. Treasury Bill, 2/18/2027, 3.83%(f)		3,926,000	3,844,498
			37,333,689

TOTAL SHORT-TERM INVESTMENTS (Cost $38,103,184)			38,108,134

TOTAL INVESTMENTS - 103.3% (Cost $40,467,776)			$40,686,386
Liabilities in Excess of Other Assets - (3.3)%			(1,295,454)
TOTAL NET ASSETS - 100.0%			$39,390,932

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.

  YieldMax XOM Option Income Strategy ETF

   Schedule of Written Options Contracts

  July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (4.5)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (2.9)%
ExxonMobil Holdings Corp., Expiration: 8/7/2026; Exercise Price: $152.50	$(39,481,760)	(2,540)	$(1,155,700)

Put Options - (1.6)%
ExxonMobil Holdings Corp., Expiration: 8/21/2026; Exercise Price: $150.01	(39,481,760)	(2,540)	(621,690)

TOTAL WRITTEN OPTIONS (Premiums received $2,845,503)			$(1,777,390)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.